Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of property and equipment
We record property and equipment at cost and depreciate them using the straight-line method over their estimated useful lives as follows:

Useful Life (in years)
Equipment, servers and computers	3 - 5
Furniture and fixtures	5 - 7
Software	3 - 5
Leasehold improvements	Lesser of lease term or useful life
Property and equipment, net including software, consisted of the following:

	December 31,
	2020	2019

	(in thousands)
Servers, equipment and computers	$29,025	$20,167
Furniture and fixtures	3,474	2,700
Software	1,022	965
Leasehold improvements	8,740	6,459
	$42,261	$30,291
Less: Accumulated depreciation and amortization	(22,671)	(16,884)
Property and equipment, net	$19,590	$13,407
Depreciation and amortization expense on property and equipment was as follows:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Cost of revenue	$4,252	$3,433	$2,716
Operating expense	2,329	2,350	2,436
Total depreciation and amortization	$6,581	$5,783	$5,152

Performance obligation from which revenue is generated
The following summarizes our performance obligations from which we generate revenue:

Performance obligation	When performance obligation is typically satisfied
SaaS solutions	Over the subscription term, once the service is made available to the MSP partner (over time)
Subscription-based term and perpetual licenses	Upon the delivery of the license key or password that provides immediate availability of the product (point in time)
Technical support and unspecified software upgrades	Ratably over the contract period (over time)

Disaggregation of revenue
Our revenue consists of the following:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Subscription revenue	$292,027	$251,695	$216,750
Other revenue	10,844	11,823	11,544
Total subscription and other revenue	$302,871	$263,518	$228,294

During the periods ended December 31, 2020, 2019 and 2018, and March 31, 2021 and 2020 (unaudited), respectively, we recognized the following revenue from subscription and other services at a point in time and over time:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Revenue recognized at a point in time	$57,943	$49,510	$—
Revenue recognized over time	244,928	214,008	$228,294
Total revenue recognized	$302,871	$263,518	$228,294
Our revenue consists of the following:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

	(in thousands)
Subscription revenue	$82,821	$70,820	$163,492	$140,975
Other revenue	2,519	2,604	5,038	5,717
Total subscription and other revenue	$85,340	$73,424	$168,530	$146,692

During the three months and six months periods ended June 30, 2021 and 2020, respectively, we recognized the following revenue from subscription and other services at a point in time and over time:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

	(in thousands)
Revenue recognized at a point in time	$15,082	$13,917	$30,192	$28,611
Revenue recognized over time	$70,258	$59,507	$138,338	$118,081
Total revenue recognized	$85,340	$73,424	$168,530	$146,692

Details of total deferred revenue balance
Details of our total deferred revenue balance was as follows:

Total Deferred Revenue
(in thousands)
Balance at December 31, 2018	$8,491
Adoption of ASC 606	(1,225)
Deferred revenue recognized	(13,345)
Additional amounts deferred	14,217
Deferred revenue acquired in business combinations	34
Balance at December 31, 2019	8,172
Deferred revenue recognized	(13,619)
Additional amounts deferred	15,117
Balance at December 31, 2020	9,670
Deferred revenue recognized	(4,090)
Additional amounts deferred	4,245
Balance at March 31, 2021 (unaudited)	$9,825
Details of our total deferred revenue balance was as follows:

Total Deferred Revenue

(in thousands)
Balance at December 31, 2020	$9,670
Deferred revenue recognized	(8,465)
Additional amounts deferred	8,377
Balance at June 30, 2021	$9,582

Remaining performance obligations for revenue recognition
We expect to recognize revenue related to these remaining performance obligations as of December 31, 2020 and March 31, 2021 as follows:

	Revenue Recognition Expected by Period
	Total	Less than 1 year	1-3 years	More than 3 years

	(in thousands)
Expected recognition of deferred revenue	$9,670	$9,502	$168	$—

	Revenue Recognition Expected by Period
	Total	Less than 1 year	1-3 years	More than 3 years

	(unaudited)
Expected recognition of deferred revenue	$9,825	$9,688	$137	$—
We expect to recognize revenue related to remaining performance obligations as follows:

	Revenue Recognition Expected by Period
	Total	Less than 1 year	1-3 years	More than 3 years

	(in thousands)
Expected recognition of deferred revenue	$9,582	$9,462	$120	$—

Schedule of advertising expense

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Advertising expense	$13,903	$12,774	$11,576

Changes in accumulated other comprehensive income (loss) by component
Changes in accumulated other comprehensive income (loss) by component are summarized below:

	Foreign Currency Translation Adjustments	Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance at December 31, 2020	$48,991	$48,991
Other comprehensive loss before reclassification	(13,912)	(13,912)
Net current period other comprehensive loss	(13,912)	(13,912)
Balance at June 30, 2021	$35,079	$35,079

Intangible asset amortization expense
Intangible asset amortization expense was as follows:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Intangible asset amortization expense	$48,105	$47,289	$50,168
Amortization of acquired technologies included in cost of revenue relate to our subscription products as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

	(in thousands)
Amortization of acquired technologies	$1,037	$6,132	$3,741	$11,876